SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable	$ 60,522	$ 56,964	$ 26,110
Less: allowance for doubtful accounts
Net accounts receivable	$ 60,522	$ 56,964	$ 26,110